Carrying Amounts of Assets, Liabilities (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Balance Sheet Statements, Captions [Line Items]
Accounts receivable, allowance	$ 15,019	$ 12,122	$ 9,217	$ 7,277
PRC Domestic Entities and the PRC Domestic Entities' subsidiaries
Condensed Balance Sheet Statements, Captions [Line Items]
Accounts receivable, allowance	$ 3,595	$ 3,648